Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Undiscounted Operating Lease Payments To Be Paid	$ 1,743	$ 2,966
Within 1 year
Disclosure of contingent liabilities [line items]
Undiscounted Operating Lease Payments To Be Paid	1,195	1,409
2-5 years
Disclosure of contingent liabilities [line items]
Undiscounted Operating Lease Payments To Be Paid	$ 548	$ 1,557